Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment (Textual)
Depreciation	$ 46,408	$ 56,274	$ 179,857	$ 217,090